Investments in Associates and Joint Ventures - Schedule of Details of Associates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
KIF Investment Fund
Disclosure of associates [line items]
Percentage of ownership (%)	33.33%	33.33%
K Bank Inc.
Disclosure of associates [line items]
Percentage of ownership (%)	33.72%	33.72%
HD Hyundai Robotics Co., Ltd.
Disclosure of associates [line items]
Percentage of ownership (%)	10.00%	10.00%
Megazone Cloud Corporation
Disclosure of associates [line items]
Percentage of ownership (%)	6.83%	6.83%
IGIS No. 468-1 General Private Real Estate Investment Company
Disclosure of associates [line items]
Percentage of ownership (%)	44.64%	44.64%
KT-DSC Creative Economy Youth Start-up Investment Fund
Disclosure of associates [line items]
Percentage of ownership (%)	28.57%	28.57%
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC
Disclosure of associates [line items]
Percentage of ownership (%)	35.29%	35.29%